Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares (as applicable) of the

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 19, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”), Summary Prospectuses, and Statement of Additional Information (the “SAI”), each dated July 29, 2019, as supplemented to date

Effective immediately, the Funds may enter into reverse repurchase agreements in order to enable a Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases or when Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. The Funds may also enter into reverse repurchase agreements as a temporary measure for emergency purposes or to meet redemption requests.

The following is added to the “Summary—Principal Strategy” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

The Fund may also enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions enable the Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases. The Fund may enter reverse repurchase agreements when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

The following risk is added to the “Summary—Principal Risks of the Fund” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

Reverse Repurchase Agreements Risk—Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares (as applicable) of the

Goldman Sachs Government Income Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 19, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”), Summary Prospectuses, and Statement of Additional Information (the “SAI”), each dated July 29, 2019, as supplemented to date

Effective immediately, the Funds may enter into reverse repurchase agreements in order to enable a Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases or when Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. The Funds may also enter into reverse repurchase agreements as a temporary measure for emergency purposes or to meet redemption requests.

The following is added to the “Summary—Principal Strategy” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

The Fund may also enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions enable the Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases. The Fund may enter reverse repurchase agreements when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

The following risk is added to the “Summary—Principal Risks of the Fund” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

Reverse Repurchase Agreements Risk—Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

Goldman Sachs High Quality Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares (as applicable) of the

Goldman Sachs High Quality Floating Rate Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 19, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”), Summary Prospectuses, and Statement of Additional Information (the “SAI”), each dated July 29, 2019, as supplemented to date

Effective immediately, the Funds may enter into reverse repurchase agreements in order to enable a Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases or when Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. The Funds may also enter into reverse repurchase agreements as a temporary measure for emergency purposes or to meet redemption requests.

The following is added to the “Summary—Principal Strategy” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

The Fund may also enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions enable the Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases. The Fund may enter reverse repurchase agreements when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

The following risk is added to the “Summary—Principal Risks of the Fund” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

Reverse Repurchase Agreements Risk—Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

Goldman Sachs Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares (as applicable) of the

Goldman Sachs Short Duration Government Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 19, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”), Summary Prospectuses, and Statement of Additional Information (the “SAI”), each dated July 29, 2019, as supplemented to date

Effective immediately, the Funds may enter into reverse repurchase agreements in order to enable a Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases or when Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. The Funds may also enter into reverse repurchase agreements as a temporary measure for emergency purposes or to meet redemption requests.

The following is added to the “Summary—Principal Strategy” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

The Fund may also enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions enable the Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases. The Fund may enter reverse repurchase agreements when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

The following risk is added to the “Summary—Principal Risks of the Fund” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

Reverse Repurchase Agreements Risk—Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

Goldman Sachs Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares (as applicable) of the

Goldman Sachs Short Duration Income Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 19, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”), Summary Prospectuses, and Statement of Additional Information (the “SAI”), each dated July 29, 2019, as supplemented to date

Effective immediately, the Funds may enter into reverse repurchase agreements in order to enable a Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases or when Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. The Funds may also enter into reverse repurchase agreements as a temporary measure for emergency purposes or to meet redemption requests.

The following is added to the “Summary—Principal Strategy” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

The Fund may also enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions enable the Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases. The Fund may enter reverse repurchase agreements when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

The following risk is added to the “Summary—Principal Risks of the Fund” section of the Prospectuses and Summary Prospectuses with respect to each Fund:

Reverse Repurchase Agreements Risk—Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.